Long Term Debt - Schedule of Long Term Debt (Parenthetical) (Detail)	12 Months Ended	0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
10.0 % First Priority Secured Notes Due 2019 [Member]
Debt Instrument [Line Items]
Debt instrument, maturity year	2019
Secured Debt [Member]
Debt Instrument [Line Items]
Credit Facility Margin		3.75%